Use of estimates and critical accounting judgements - Allowances (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Trade receivables	€ 4,856	€ 5,106	€ 6,880
Allowance for doubtful accounts as a percent of accounts receivable	3.00%		3.00%
Inventories	€ 3,168		€ 2,646
Inventory provision as a percent of inventory	14.00%		14.00%
Financial assets	€ 13,035		€ 16,493
Financial liabilities	9,500		8,746
Other provisions	1,427		1,888	€ 2,078
Level 3
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Financial liabilities	707
Level 3 | Fair value
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Financial assets	688		552
Financial liabilities	€ 707		€ 672
Percentage of total financial assets	8.00%		(29.00%)
Percentage of total financial liabilities	78.00%		71.00%
Accumulated impairment
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Trade receivables	€ 195		€ 192
Inventories	€ 521		€ 432	€ 456	€ 195